OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 3,863	$ 2,974
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	4,056	3,158
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(193)	(184)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	529	291
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	538	292
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(9)	(1)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	3,130	2,470
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,134	2,476
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(4)	(6)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	105	62
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	106	63
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(1)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	34	31
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	34	32
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	(1)
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	33	44
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	46	50
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(13)	(6)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	32	76
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	198	245
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (166)	$ (169)